PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Continuity (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 48,205	$ 43,992
Additions, net		1,153
Additions, net	(261)
Transfer from construction work-in-progress	2,172	564
Disposals	(97)	(1,208)
Transfer to assets held for sale	(677)
Acquisitions through business combinations	1,913	2,322
Items recognized through OCI:
Change in fair value	3,315	4,429
Foreign exchange	(1,996)	(1,487)
Items recognized through net income:
Change in fair value	(40)	(59)
Depreciation	(1,583)	(1,501)
Ending balance	50,951	48,205
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	1,227	598
Additions	2,696	1,132
Transfer to property, plant and equipment	(2,172)	(564)
Acquisitions through business combinations	1,174	44
Transfer to assets held for sale	(8)
Disposals		(104)
Items recognized through OCI:
Change in fair value	430	144
Foreign exchange	(15)	(23)
Construction in progress, ending balance	3,332	1,227
Total property, plant and equipment, at fair value	54,283	49,432
Fair value changes to decommissioning assets	255
Hydroelectric
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	31,513	28,206
Additions, net		576
Additions, net	5
Transfer from construction work-in-progress	183	118
Disposals	(97)	0
Transfer to assets held for sale	(677)
Acquisitions through business combinations	0	0
Items recognized through OCI:
Change in fair value	2,490	4,306
Foreign exchange	(1,634)	(1,133)
Items recognized through net income:
Change in fair value	(2)	(13)
Depreciation	(613)	(547)
Ending balance	31,168	31,513
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	278	212
Additions	209	194
Transfer to property, plant and equipment	(183)	(118)
Acquisitions through business combinations	0	0
Transfer to assets held for sale	(8)
Disposals		0
Items recognized through OCI:
Change in fair value	0	0
Foreign exchange	3	(10)
Construction in progress, ending balance	299	278
Total property, plant and equipment, at fair value	31,467	31,791
Right-of-use assets, not subject to revaluation	64	69
Wind
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	9,115	8,797
Additions, net		490
Additions, net	(194)
Transfer from construction work-in-progress	911	187
Disposals	0	(1,208)
Transfer to assets held for sale	0
Acquisitions through business combinations	1,418	1,643
Items recognized through OCI:
Change in fair value	779	(51)
Foreign exchange	(178)	(124)
Items recognized through net income:
Change in fair value	8	(19)
Depreciation	(557)	(600)
Ending balance	11,302	9,115
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	295	213
Additions	1,155	357
Transfer to property, plant and equipment	(911)	(187)
Acquisitions through business combinations	347	0
Transfer to assets held for sale	0
Disposals		(104)
Items recognized through OCI:
Change in fair value	269	17
Foreign exchange	(23)	(1)
Construction in progress, ending balance	1,132	295
Total property, plant and equipment, at fair value	12,434	9,410
Right-of-use assets, not subject to revaluation	242	174
Solar
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	7,389	6,840
Additions, net		78
Additions, net	(65)
Transfer from construction work-in-progress	1,071	258
Disposals	0	0
Transfer to assets held for sale	0
Acquisitions through business combinations	495	679
Items recognized through OCI:
Change in fair value	(31)	101
Foreign exchange	(191)	(221)
Items recognized through net income:
Change in fair value	(44)	(3)
Depreciation	(385)	(343)
Ending balance	8,239	7,389
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	649	172
Additions	1,325	575
Transfer to property, plant and equipment	(1,071)	(258)
Acquisitions through business combinations	827	44
Transfer to assets held for sale	0
Disposals		0
Items recognized through OCI:
Change in fair value	161	127
Foreign exchange	6	(11)
Construction in progress, ending balance	1,897	649
Total property, plant and equipment, at fair value	10,136	8,038
Right-of-use assets, not subject to revaluation	215	186
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	188	149
Additions, net		9
Additions, net	(7)
Transfer from construction work-in-progress	7	1
Disposals	0	0
Transfer to assets held for sale	0
Acquisitions through business combinations	0	0
Items recognized through OCI:
Change in fair value	77	73
Foreign exchange	7	(9)
Items recognized through net income:
Change in fair value	(2)	(24)
Depreciation	(28)	(11)
Ending balance	242	188
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	5	1
Additions	7	6
Transfer to property, plant and equipment	(7)	(1)
Acquisitions through business combinations	0	0
Transfer to assets held for sale	0
Disposals		0
Items recognized through OCI:
Change in fair value	0	0
Foreign exchange	(1)	(1)
Construction in progress, ending balance	4	5
Total property, plant and equipment, at fair value	246	193
Right-of-use assets, not subject to revaluation	$ 0	$ 2